Ordinary Shares Issuance and Repurchase	12 Months Ended
Dec. 31, 2010
Ordinary Shares Issuance and Repurchase [Abstract]
ORDINARY SHARES ISSUANCE AND REPURCHASE
20.	ORDINARY SHARES ISSUANCE AND REPURCHASE
In June 2008, the Company issued 2,000,000 ordinary shares for future delivery to the employees and non-employees upon exercise of vested stock options or grant of nonvested shares as set out in Note 18.
In June 2008, the Company issued 58,348 ordinary shares to NEC System Technology Limited as part of the consideration for the acquisition of the additional equity interest of Solutions.
In September 2008, the Company repurchased and cancelled 172,919 and 53,703 ordinary shares from Airland and Bizexpress, respectively, at a total consideration of $2,020. The excess, amounting to $1,633, of repurchase price over the initial issuance price was recorded as a reduction in retained earnings of the Group. These ordinary shares were cancelled upon repurchase.
In September 2008, the Company issued 87,045 ordinary shares to One Silver Development Limited as a part of the additional consideration for the acquisition of Shanghai Megainfo Tech Co., Ltd.
In September 2008, the Company issued 3,201 ordinary shares to Global Mission Limited as a part of the additional consideration for the acquisition of VanceInfo Japan.
On February 21, 2009, the Company’s Board of Directors approved a share repurchase program authorizing the Company to acquire up to $10,000 worth of the Company’s outstanding ADSs within the next 12 months.
In March 2009, 2,800 shares were repurchased for a total consideration of $13 from the open market under this program. The repurchased shares, represented in the form of ADSs, and were to be used for future delivery to the employees and non-employees upon exercise of vested stock options or grant of nonvested shares.
In July 2009, the Company completed a public offering of 345,000 ordinary shares for total proceeds of $3,624, net of offering costs of $976.
In October 2009, the Company issued 106,820, 106,820, 106,820 ordinary shares to Cypress Hill Holdings Limited, Fortune Sea International Limited and Million International Limited respectively, as a part of the additional consideration for the acquisition of Chosen.
In October 2009, the Company issued 95,590 ordinary shares to Wireless Info Tech Limited as a part of the additional consideration for the acquisition of WIT.

In October 2009, the Company issued 6,163 ordinary shares to Xiang Liu as a part of the consideration for the acquisition of Kernel.
In January 2010, one of our employees was suspected to be in violation of the non-compete agreement (signed with the Company in connection with an acquisition in 2007) and his employment with the Company was terminated. This caused certain potential losses to the Group relating to certain accounts receivable balance. As a result, the employee entered into a settlement agreement with the Company in March 2010 and agreed to return his ordinary shares of 27,772 to the Group as compensation. The fair value of the ordinary shares was $537 as of the settlement date, and was recorded in the consolidated statements of operations to net off a related $537 provision for doubtful accounts. The shares were canceled immediately after they were returned to the Company.
In June 2010, the Company issued 51,084 ordinary shares for future delivery to the employees and non-employees upon exercise of vested stock options or grant of nonvested shares as set out in Note 18.
In July 2010, the Company issued 1,089,064 ordinary shares for future delivery to the employees and non-employees upon exercise of vested stock options or grant of nonvested shares as set out in Note 18.
In November 2010, the Company issued 1,000,000 ordinary shares for future delivery to the employees and non-employees upon exercise of vested stock options or grant of nonvested shares as set out in Note 18.
In November 2010, the Company issued 26,442 ordinary shares to Hui Wing Han Christina Wendy & Wong Kit Cheung Paul as a part of the consideration for the acquisition of TP as set out in Note 4.
In November 2010, the Company completed a public offering of 2,530,000 ordinary shares for total proceeds of $89,223, net of offering costs of $590.